Other Non-Current Liabilities - Schedule of Other Non-Current Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Non-Current Liabilities [Abstract]
Asset retirement obligations	¥ 7,591,989	¥ 7,506,609
Others	118,929	166,501
Total	¥ 7,710,918	¥ 7,673,110